Lessee Accounting (Tables)	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Supplemental Income Statement
Lease costs are included in cost of sales or selling general and administrative expense in accompanying consolidated statements of income. Supplemental income statement information is as follows:

	Year ended December 31, 2021	Year ended December 31, 2020

	(Millions of yen)
Operating lease cost	39,699	40,053
Short-term lease cost	13,961	14,245
Other lease cost	71	120

	53,731	54,418

Supplemental Cash Flow Information
Supplemental cash flow information is as follows.

	Year ended December 31, 2021	Year ended December 31, 2020

	(Millions of yen)
Cash paid for amount included in the measurement of lease liabilities
Operating cash flows from operating leases	39,879	36,733

Noncash activity – Rights of use assets obtained in exchange for lease liabilities
Operating leases	21,588	30,700

Schedule Of Future Minimum Rental Payments For Operating Leases
The following is a schedule by year of the future minimum lease payments under operating leases at December 31, 2021.

(Millions of yen)
Year ending December 31:
2022	32,941
2023	22,512
2024	15,226
2025	10,816
2026	7,832
Thereafter	11,192

Total future minimum lease payments	100,519
Less Imputed Interest	(4,189)

96,330

Summary of Remaining Lease Termand Discount Rate
The following is remaining lease term and discount rate under operating leases at December 31, 2021 and 2020.

	December 31, 2021	December 31, 2020
Weighted-average remaining lease term	54 months	56 months

Weighted-average discount rate	2.1%	2.1%